Expense Example - FidelityGlobalEquityIncomeFund-AMCIZPRO - FidelityGlobalEquityIncomeFund-AMCIZPRO - Fidelity Global Equity Income Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Global Equity Income Fund - Class C
Expense Example:
1 year	$ 297
3 years	609
5 years	1,047
10 years	2,070
Fidelity Advisor Global Equity Income Fund - Class Z
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	990
Fidelity Advisor Global Equity Income Fund - Class A
Expense Example:
1 year	689
3 years	931
5 years	1,192
10 years	1,935
Fidelity Advisor Global Equity Income Fund - Class M
Expense Example:
1 year	491
3 years	790
5 years	1,109
10 years	2,014
Fidelity Advisor Global Equity Income Fund - Class I
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	$ 1,143